Restricted cash and restricted time deposit	12 Months Ended
Dec. 31, 2013
Restricted cash and restricted time deposit
Restricted cash and restricted time deposit

5.     Restricted cash and restricted time deposit

        To meet the requirements of specific business operations, including guarantees for office rental and royalty fee of a licensed game, the Group has RMB55,044,000 and Nil restricted cash, and RMB7,814,450 and RMB7,597,873 non-current restricted time deposit, respectively, as of December 31, 2012 and 2013. To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars (see Note 15), as of December 31, 2012 and December 31, 2013, the Group has RMB836,418,180 and RMB226,100,000 restricted cash, respectively, which were bank deposits with the original term of one to three years at certain banks.